Acquisitions (Details) $ / shares in Units, £ in Millions, shares in Millions, $ in Millions								12 Months Ended
	Oct. 03, 2016 USD ($)	Dec. 14, 2015 USD ($) $ / shares shares	Dec. 11, 2015 USD ($) $ / shares shares	Dec. 11, 2015 GBP (£) shares	Nov. 24, 2015 USD ($)	Oct. 07, 2014 USD ($)	Nov. 13, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 02, 2014
Business Acquisition [Line Items]
Restricted Cash and Cash Equivalents, Current								$ 679	$ 657
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax								(345)	(45)	$ 13
Proceeds from Issuance of Debt								$ 0	2,472	0
Document Period End Date								Dec. 31, 2016
Goodwill								$ 12,291	12,079	8,535
Business Acquisition, Pro Forma Revenue Less Transaction Based Expenses									4,308	4,097
Business Acquisition, Pro Forma Net Income (Loss)									1,379	$ 1,096
SPSE and CMA [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 431
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	180
Payments to Acquire Businesses, Gross	431
Goodwill	$ 307
Finite-lived Intangible Assets Acquired								180
Interactive Data [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 5,628
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		2,883
Total purchase price		6,000
Payments to Acquire Businesses, Gross		$ 4,100
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares | shares		32.3
Cash Acquired from Acquisition		$ 301
Business Combination, Consideration Transferred, Equity Interest Issued or Issuable, Fair Value		$ 2,000
Business Acquisition, Share Price | $ / shares		$ 48.90
Goodwill		$ 3,242
Finite-lived Intangible Assets Acquired									2,883
TRAYPORT [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 620
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			274
Total purchase price			$ 620	£ 407
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax								117
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares | shares			12.6	12.6
Business Acquisition, Share Price | $ / shares			$ 49.05
Goodwill			$ 387
NYSE Euronext [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross							$ 2,700
SuperDerivatives [Member]
Business Acquisition [Line Items]
Total purchase price						$ 358
Holland Clearing House N.V. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											75.00%
Business Acquisition, Percentage of Voting Interests Retained by Third Party											0.25
Customer Relationships [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired								$ 129
Customer Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life							25 years
Finite-lived Intangible Assets Acquired									2,452
Customer Relationships [Member] | TRAYPORT [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life								20 years
Finite-lived Intangible Assets Acquired								$ 242
Customer Relationships [Member] | Minimum [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life								15 years
Customer Relationships [Member] | Minimum [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life								20 years
Trademarks and Trade Names [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life								2 years
Finite-lived Intangible Assets Acquired									$ 12
Revolving Credit Facility [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Proceeds from Lines of Credit								$ 1,600
Senior Notes [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Debt					$ 2,500